Putnam Short Term Investment Fund
The fund's portfolio
4/30/19 (Unaudited)

REPURCHASE AGREEMENTS (48.7%)(a)
	Principal amount	Value
Interest in $135,000,000 tri-party repurchase agreement dated 4/30/19 with Bank of Nova Scotia due 5/1/19 - maturity value of $135,010,238 for an effective yield of 2.730% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 6.125% and due dates ranging from 1/31/20 to 11/15/27, valued at $137,710,490)	$135,000,000	$135,000,000
Interest in $225,000,000 tri-party repurchase agreement dated 4/30/19 with Barclays Capital, Inc. due 5/1/19 - maturity value of $225,017,063 for an effective yield of 2.730% (collateralized by a U.S. Treasury note with a coupon rate of 0.125% and a due date of 4/15/22, valued at $229,517,452)	225,000,000	225,000,000
Interest in $31,000,000 tri-party term repurchase agreement dated 4/30/19 with BNP Paribas, 2.640% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.250% to 10.750% and due dates ranging from 3/30/20 to perpetual maturity, valued at $32,552,387)(IR)(EG) (France)	31,000,000	31,000,000
Interest in $407,705,000 joint tri-party repurchase agreement dated 4/30/19 with Citigroup Global Markets, Inc. due 5/1/19 - maturity value of $153,309,753 for an effective yield of 2.760% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.050% to 2.250% and due dates ranging from 11/30/19 to 1/15/28, valued at $415,859,108)	153,298,000	153,298,000
Interest in $117,700,000 tri-party repurchase agreement dated 4/30/19 with Goldman, Sachs & Co. due 5/1/19 - maturity value of $117,708,860 for an effective yield of 2.710% (collateralized by various mortgage backed securities with coupon rates ranging from 2.078% to 6.000% and due dates ranging from 3/1/22 to 4/20/49, valued at $120,054,000)	117,700,000	117,700,000
Interest in $429,200,000 joint tri-party repurchase agreement dated 4/30/19 with HSBC Bank USA, National Association due 5/1/19 - maturity value of $153,011,730 for an effective yield of 2.760% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 5.000% and due dates ranging from 2/1/31 to 2/1/49, valued at $437,817,564)	153,000,000	153,000,000
Interest in $50,000,000 tri-party repurchase agreement dated 4/30/19 with JPMorgan Securities, LLC due 5/1/19 - maturity value of $50,003,819 for an effective yield of 2.750% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 7.500% and due dates ranging from 8/1/25 to 4/1/49, valued at $51,003,896)	50,000,000	50,000,000
Interest in $150,000,000 tri-party repurchase agreement dated 4/30/19 with JPMorgan Securities, LLC due 5/1/19 - maturity value of $150,011,375 for an effective yield of 2.730% (collateralized by a U.S. Treasury note with a coupon rate of 2.000% and a due date of 10/31/22, valued at $153,011,674)	150,000,000	150,000,000
Interest in $282,396,000 joint tri-party repurchase agreement dated 4/30/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 5/1/19 - maturity value of $142,787,907 for an effective yield of 2.750% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 6.000% and due dates ranging from 10/1/25 to 5/1/49, valued at $288,043,920)	142,777,000	142,777,000
Interest in $100,000,000 tri-party term repurchase agreement dated 4/30/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 5/7/19 - maturity value of $100,049,000 for an effective yield of 2.520% (collateralized by various mortgage backed securities with coupon rates ranging from 4.000% to 4.500% and due dates ranging from 12/20/48 to 4/20/49, valued at $102,000,001)	100,000,000	100,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 4/30/19 with RBC Capital Markets, LLC, 2.670% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.250% to 9.400% and due dates ranging from 10/7/19 to 3/15/50, valued at $26,251,947)(IR)(EG) (Canada)	25,000,000	25,000,000
Interest in $182,750,000 joint tri-party repurchase agreement dated 4/30/19 with Royal Bank of Canada due 5/1/19 - maturity value of $153,011,603 for an effective yield of 2.730% (collateralized by various mortgage backed securities with coupon rates ranging from 3.500% to 4.500% and due dates ranging from 12/1/26 to 1/1/49, valued at $186,419,136)	153,000,000	153,000,000

Total repurchase agreements (cost $1,435,775,000)		$1,435,775,000

COMMERCIAL PAPER (22.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value
ABN AMRO Funding USA, LLC	2.611	6/6/19	$13,000,000	$12,966,156
American Honda Finance Corp.	2.536	7/23/19	10,000,000	9,941,527
American Honda Finance Corp.	2.526	7/24/19	15,000,000	14,911,210
Apple, Inc.	2.737	7/8/19	24,000,000	23,887,346
Apple, Inc.	2.586	7/24/19	16,500,000	16,403,968
Berkshire Hathaway Energy Co.	2.635	5/9/19	15,000,000	14,990,276
BP Capital Markets PLC (United Kingdom)	2.694	8/27/19	6,000,000	5,946,708
BP Capital Markets PLC (United Kingdom)	2.656	7/8/19	4,025,000	4,004,850
BP Capital Markets PLC (United Kingdom)	2.655	7/5/19	5,150,000	5,125,414
BPCE SA (France)	2.816	5/6/19	11,000,000	10,995,567
BPCE SA (France)	2.657	12/20/19	15,000,000	14,748,548
Credit Suisse AG/New York, NY	3.069	8/6/19	12,500,000	12,413,399
DNB Bank ASA (Norway)	2.665	1/23/20	25,500,000	25,505,436
DNB Bank ASA (Norway)	2.552	6/10/19	15,000,000	14,958,453
ENGIE SA (France)	2.724	7/2/19	15,000,000	14,932,590
Eversource Energy	2.623	5/9/19	15,000,000	14,989,931
Export Development Canada (Canada)	2.837	5/17/19	15,000,000	14,982,780
Export Development Canada (Canada)	2.548	10/2/19	15,000,000	14,835,829
Export Development Canada (Canada)	2.528	10/1/19	15,000,000	14,836,953
Export Development Canada (Canada)	2.509	7/29/19	15,000,000	14,906,625
GlaxoSmithKline, LLC (United Kingdom)	2.517	6/10/19	15,000,000	14,957,035
HSBC USA, Inc. 144A	2.815	7/5/19	15,000,000	15,008,247
HSBC USA, Inc. 144A	2.666	9/5/19	15,000,000	14,861,067
ING (U.S.) Funding LLC	2.805	5/28/19	16,000,000	16,004,225
ING (U.S.) Funding LLC	2.785	7/8/19	7,000,000	7,003,279
International Business Machines Corp.	2.530	5/30/19	15,000,000	14,969,875
Lloyds Bank PLC (United Kingdom)	2.815	8/2/19	15,000,000	15,010,322
LVMH Moet Hennessy Louis Vuitton, Inc.	2.737	10/10/19	15,000,000	14,820,021
Mitsubishi UFJ Trust & Banking Corp./NY	2.607	5/14/19	15,000,000	14,985,778
National Australia Bank, Ltd. (Australia)	2.715	8/2/19	22,000,000	22,009,419
Nationwide Building Society (United Kingdom)	2.505	5/24/19	15,000,000	14,974,910
NRW.Bank (Germany)	2.546	7/22/19	15,000,000	14,912,815
NRW.Bank (Germany)	2.535	6/6/19	13,000,000	12,966,931
Roche Holdings, Inc. (Switzerland)	2.477	5/17/19	2,080,000	2,077,612
Roche Holdings, Inc. (Switzerland)	2.448	6/3/19	25,000,000	24,942,295
Simon Property Group LP	2.586	5/8/19	15,000,000	14,991,893
Simon Property Group LP	2.480	6/17/19	15,000,000	14,950,320
Skandinaviska Enskilda Banken AB (Sweden)	2.959	7/8/19	6,950,000	6,916,991
Societe Generale SA (France)	3.025	12/16/19	15,000,000	15,035,510
Stanley Black & Decker, Inc.	2.645	5/15/19	4,600,000	4,594,825
Stanley Black & Decker, Inc.	2.645	5/8/19	15,000,000	14,990,913
Toronto-Dominion Bank (The) (Canada)	2.895	6/7/19	14,000,000	14,006,136
Toronto-Dominion Bank (The) (Canada)	2.805	6/28/19	15,000,000	15,000,000
Total Capital SA (France)	2.465	5/23/19	25,000,000	24,961,108
UnitedHealth Group, Inc.	2.742	6/28/19	14,450,000	14,388,664
UnitedHealth Group, Inc.	2.585	5/22/19	5,350,000	5,341,578
Walmart, Inc.	2.479	5/13/19	10,000,000	9,991,243
Westpac Banking Corp. (Australia)	2.775	5/30/19	15,000,000	15,003,894

Total commercial paper (cost $665,853,922)				$665,960,472

CERTIFICATES OF DEPOSIT (15.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Bank of America, NA FRN	2.773	5/14/19	$15,000,000	$15,000,883
Bank of America, NA FRN	2.560	11/4/19	17,000,000	17,002,784
Bank of Montreal/Chicago, IL FRN (Canada)	2.804	8/6/19	15,000,000	15,008,575
Bank of Montreal/Chicago, IL FRN (Canada)	2.673	4/3/20	15,000,000	14,999,522
Bank of Nova Scotia/Houston FRN	2.998	11/4/19	12,120,000	12,135,938
Bank of Nova Scotia/Houston FRN	2.807	6/19/19	15,000,000	15,006,739
Canadian Imperial Bank of Commerce FRN (Canada)	2.657	4/6/20	15,000,000	14,997,390
Canadian Imperial Bank of Commerce/New York, NY FRN	2.936	5/1/19	15,000,000	15,000,000
Canadian Imperial Bank of Commerce/New York, NY FRN	2.864	12/6/19	15,000,000	15,023,861
Canadian Imperial Bank of Commerce/New York, NY FRN	2.781	6/10/19	15,000,000	15,005,348
Citibank, NA	2.570	10/21/19	15,250,000	15,249,192
Cooperatieve Rabobank UA/NY FRN (Netherlands)	2.712	5/9/19	17,000,000	17,000,415
HSBC Bank USA, NA FRN	2.654	11/8/19	15,000,000	15,003,415
HSBC Bank USA, NA FRN	2.597	10/28/19	15,000,000	14,998,485
Mizuho Bank, Ltd./New York, NY	2.607	7/1/19	18,000,000	18,003,249
MUFG Bank, Ltd./New York, NY FRN (Japan)	2.787	5/21/19	15,000,000	15,003,029
Nordea Bank ABP/New York, NY FRN	2.864	10/10/19	15,000,000	15,018,976
Rabobank Nederland NV NY (Netherlands)	2.590	9/18/19	17,250,000	17,253,553
Skandinaviska Enskilda Banken AB/New York, NY	2.700	7/17/19	11,700,000	11,705,408
Skandinaviska Enskilda Banken AB/New York, NY	2.640	7/31/19	15,000,000	15,003,867
Societe Generale/New York, NY FRN (France)	2.772	5/9/19	15,000,000	15,000,511
State Street Bank & Trust Co.	2.510	7/18/19	25,000,000	25,000,159
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.787	8/20/19	16,000,000	16,010,965
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.754	7/8/19	15,000,000	15,007,341
Swedbank AB/New York FRN	2.747	5/21/19	16,000,000	16,002,859
US Bank, NA/Cincinnati, OH FRN	2.645	5/13/19	28,500,000	28,501,970
US Bank, NA/Cincinnati, OH FRN	2.635	7/3/19	12,500,000	12,502,750
Wells Fargo Bank, NA FRN	2.940	3/25/20	9,000,000	9,017,851
Wells Fargo Bank, NA FRN	2.873	12/16/19	15,000,000	15,027,739
Wells Fargo Bank, NA FRN	2.692	10/9/19	11,000,000	11,006,667

Total certificates of deposit (cost $466,360,140)				$466,499,441

ASSET-BACKED COMMERCIAL PAPER (11.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Atlantic Asset Securitization, LLC	2.598	6/7/19	$10,977,000	$10,947,512
Atlantic Asset Securitization, LLC	2.591	7/23/19	12,950,000	12,871,920
Barclays Bank PLC CCP (United Kingdom)	2.755	7/3/19	15,000,000	14,929,227
Bedford Row Funding Corp.	2.659	3/27/20	15,000,000	14,997,446
CAFCO, LLC	2.558	6/18/19	13,000,000	12,955,499
CAFCO, LLC	2.505	5/14/19	2,000,000	1,998,082
Chariot Funding, LLC	3.026	6/10/19	15,000,000	14,957,206
Chariot Funding, LLC	2.943	5/29/19	15,000,000	14,969,925
Chariot Funding, LLC	2.567	6/3/19	15,000,000	14,964,654
CHARTA, LLC	2.529	6/13/19	20,000,000	19,938,669
CRC Funding, LLC	2.587	5/7/19	7,750,000	7,746,293
CRC Funding, LLC	2.568	6/6/19	6,000,000	5,984,460
CRC Funding, LLC	2.568	6/3/19	14,000,000	13,966,680
Fairway Finance Co., LLC (Canada)	2.595	9/6/19	15,000,000	15,000,000
Liberty Street Funding, LLC (Canada)	2.597	7/18/19	14,100,000	14,022,120
LMA-Americas, LLC (France)	2.627	5/6/19	2,750,000	2,748,873
Manhattan Asset Funding Co., LLC (Japan)	2.496	6/5/19	15,000,000	14,962,530
Manhattan Asset Funding Co., LLC (Japan)	2.486	5/20/19	10,000,000	9,986,239
MetLife Short Term Funding, LLC	2.621	6/17/19	14,000,000	13,953,445
MetLife Short Term Funding, LLC	2.619	5/28/19	15,000,000	14,971,218
Old Line Funding, LLC	2.623	6/10/19	15,000,000	14,957,206
Old Line Funding, LLC	2.615	8/22/19	20,000,000	20,000,000
Regency Markets No. 1, LLC	2.506	5/10/19	10,000,000	9,993,156
Sheffield Receivables Co., LLC (United Kingdom)	2.755	12/18/19	12,000,000	11,795,376
Thunder Bay Funding, LLC	2.610	10/9/19	11,000,000	10,999,927
Thunder Bay Funding, LLC	2.551	7/29/19	15,000,000	14,906,625
Victory Receivables Corp. (Japan)	2.576	6/17/19	13,000,000	12,956,424

Total asset-backed commercial paper (cost $342,472,970)				$342,480,712

TIME DEPOSITS (1.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	2.420	5/1/19	$30,000,000	$30,000,000
Svenska Handelsbanken/New York, NY (Sweden)	2.360	5/1/19	12,000,000	12,000,000

Total time deposits (cost $42,000,000)				$42,000,000
TOTAL INVESTMENTS

Total investments (cost $2,952,462,032)				$2,952,715,625

	Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2018 through April 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,948,506,844.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	76.2%
	Canada	6.3
	France	4.4
	United Kingdom	2.9
	Japan	1.8
	Sweden	1.7
	Norway	1.4
	Australia	1.3
	Netherlands	1.2
	Cayman Islands	1.0
	Germany	0.9
	Switzerland	0.9

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,466,242,150 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$342,480,712	$—
Certificates of deposit	—	466,499,441	—
Commercial paper	—	665,960,472	—
Repurchase agreements	—	1,435,775,000	—
Time deposits	—	42,000,000	—

Totals by level	$—	$2,952,715,625	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com